UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-13

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	85

Form 13F Information Table Value Total:	88,087,155


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	March 31, 2013




<c>NAME OF ISSUER<c>TITLE OF CLASS<c>CUSIP <c>VALUE <c>SHRS or PRN AMT 	<c>INVESTMENT DISCRETION<c>OTHER MANAGERS<c>VOTING AUTHORITY
FNMA				Fixed Income	313586RC5	 216 	 245,000 		  Sole  	  -    	Sole
0.000% Due 10-09-19
FNMA, steps to 2% 7/13, 3% 1/1	Fixed Income	3136G1BN8	 526 	 525,000 		  Sole  	  -    	Sole
1.000% Due 01-25-28
FNMA, steps to 3% 3/15, 4% 3/2	Fixed Income	3136G1HH5	 953 	 950,000 		  Sole  	  -    	Sole
2.000% Due 03-26-28
FNMA, steps to 3% 5/13, 4% 5/1	Fixed Income	3136G0JH5	 550 	 550,000 		  Sole  	  -    	Sole
1.250% Due 05-24-27
FNMA, steps to 4% 7/15, 5% 7/2	Fixed Income	3136G0UE9	 249 	 250,000 		  Sole  	  -    	Sole
1.250% Due 07-30-27
FNMA, steps to 4%, 5/16, 6.5% 	Fixed Income	3136G0HU8	 250 	 250,000 		  Sole  	  -    	Sole
2.000% Due 05-24-27
Barclays Bank, 3 month Libor +	Fixed Income	06740PMS2	 665 	 670,000 		  Sole  	  -    	Sole
2.500% Due 09-17-15
Berkshire Hathaway		Fixed Income	084670BF4	 258 	 245,000 		  Sole  	  -    	Sole
3.400% Due 01-31-22
Dell				Fixed Income	24702RAE1	 360 	 345,000 		  Sole  	  -    	Sole
5.650% Due 04-15-18
Florida Power & Light		Fixed Income	341081EQ6	 245 	 200,000 		  Sole  	  -    	Sole
5.625% Due 04-01-34
GE Capital Corp, 3 Month Libor	Fixed Income	36962G4N1	 493 	 490,000 		  Sole  	  -    	Sole
2.500% Due 08-11-15
GMAC				Fixed Income	3704A0E73	 297 	 295,000 		  Sole  	  -    	Sole
8.650% Due 08-15-15
GR Washington			Fixed Income	372546AN1	 532 	 465,000 		  Sole  	  -    	Sole
4.452% Due 09-15-21
JP Morgan Chase			Fixed Income	46625HJA9	 504 	 475,000 		  Sole  	  -    	Sole
3.150% Due 07-05-16
Knoxville TN GO			Fixed Income	499731D46	 277 	 270,000 		  Sole  	  -    	Sole
3.000% Due 05-01-25
Roane County, TN		Fixed Income	769773VE9	 858 	 835,000 		  Sole  	  -    	Sole
3.000% Due 06-01-14
3M Company			Equities	88579y101	 230 	 2,165 		 	Sole  	  -    	Sole
AT&T				Equities	00206r102	 623 	 16,979 		  Sole  	  -    	Sole
American International Group	Equities	026874784	 650 	 16,750 		  Sole  	  -    	Sole
Ametek				Equities	03110010	 234 	 5,388 		  	Sole  	  -    	Sole
Apple Computer			Equities	37833100	 2,310 	 5,218 		  	Sole  	  -    	Sole
Aspen Insurance Holdings Ltd.	Equities	g05384105	 1,636 	 42,395 		  Sole  	  -    	Sole
Astrazeneca PLC			Equities	046353108	 765 	 15,306 		  Sole  	  -    	Sole
BB and T Corp			Equities	054937107	 472 	 15,051 		  Sole  	  -    	Sole
Bank of America Corp		Equities	060505104	 2,720 	 223,320 		  Sole  	  -    	Sole
Berkshire Hathaway		Equities	84670702	 4,596 	 44,110 		  Sole  	  -    	Sole
Berkshire Hathaway Cl A		Equities	084670108	 469 	 3 		  	Sole  	  -    	Sole
Calamos Asset Management Inc.	Equities	12811R104	 1,519 	 129,077 		  Sole  	  -    	Sole
Chesapeake Energy Corporation 	Equities	165167107	 1,565 	 76,663 		  Sole  	  -    	Sole
ChevronTexaco			Equities	166764100	 298 	 2,506 		  	Sole  	  -    	Sole
Cisco Sys Inc			Equities	17275R102	 1,590 	 76,100 		  Sole  	  -    	Sole
Coca-Cola			Equities	19126100	 291 	 7,194 		  	Sole  	  -    	Sole
DirecTV				Equities	25490a309	 3,277 	 57,910 		  Sole  	  -    	Sole
Douglas Dynamics, Inc.		Equities	25960r105	 855 	 61,881 		  Sole  	  -    	Sole
Exxon Mobil Corp.		Equities	30231g102	 675 	 7,488 		  	Sole  	  -    	Sole
Fairfax Financial Holdings Lim	Equities	303901102	 3,011 	 7,699 		  	Sole  	  -    	Sole
First Financial Bancorp		Equities	320209109	 744 	 46,373 		  Sole  	  -    	Sole
General Electric		Equities	369604103	 595 	 25,721 		  Sole  	  -    	Sole
Goldman Sachs			Equities	38141g104	 3,154 	 21,431 		  Sole  	  -    	Sole
Heinz, H.J.			Equities	423074103	 208 	 2,882 		  	Sole  	  -    	Sole
Intel				Equities	458140100	 851 	 38,977 		  Sole  	  -    	Sole
International Business Machine	Equities	459200101	 727 	 3,409 		  	Sole  	  -    	Sole
JP Morgan & Co			Equities	46625h100	 3,370 	 71,010 		  Sole  	  -    	Sole
Johnson & Johnson		Equities	478160104	 366 	 4,487 		  	Sole  	  -    	Sole
Legg Mason Inc.			Equities	524901105	 3,346 	 104,068 		  Sole  	  -    	Sole
Leucadia National Corporation	Equities	52728810	 3,325 	 121,205 		  Sole  	  -    	Sole
Lockheed Martin			Equities	539830109	 1,711 	 17,722 		  Sole  	  -    	Sole
Loews Corporation		Equities	540424108	 2,155 	 48,895 		  Sole  	  -    	Sole
Markel Corp			Equities	570535104	 1,020 	 2,026 		  	Sole  	  -    	Sole
Microsoft			Equities	594918104	 3,159 	 110,418 		  Sole  	  -    	Sole
Norfolk Southern Corp		Equities	655844108	 228 	 2,961 		  	Sole  	  -    	Sole
Oaktree Capital Group		Equities	674001201	 1,056 	 20,693 		  Sole  	  -    	Sole
Pepsico Inc			Equities	713448108	 343 	 4,341 		  	Sole  	  -    	Sole
Quest Diagnostics Inc.		Equities	74834l100	 2,523 	 44,693 		  Sole  	  -    	Sole
RenaissanceRe Holdings Ltd	Equities	g7496g103	 2,581 	 28,056 		  Sole  	  -    	Sole
SPDR Gold Shares 		Equities	78463v107	 445 	 2,880 		  	Sole  	  -    	Sole
Southern Co.			Equities	842587107	 590 	 12,584 		  Sole  	  -    	Sole
Southwestern Energy Co.		Equities	845467109	 277 	 7,422 		  	Sole  	  -    	Sole
Tesco PLC ADRF			Equities	881575302	 1,548 	 88,610 		  Sole  	  -    	Sole
Unilever PLC ADR		Equities	904767704	 1,648 	 39,004 		  Sole  	  -    	Sole
UnitedHealth Group		Equities	91324p102	 2,316 	 40,486 		  Sole  	  -    	Sole
VCA Antech Inc			Equities	918194101	 231 	 9,828 		  	Sole  	  -    	Sole
Verizon Communications		Equities	92343v104	 235 	 4,778 		  	Sole  	  -    	Sole
Vodafone Group			Equities	92857w209	 3,329 	 117,215 		  Sole  	  -    	Sole
Wells Fargo			Equities	949746101	 246 	 6,648 		  	Sole  	  -    	Sole
Columbia Acorn Fund Class Z	Equities	197199409	 924 	 32,478 		  Sole  	  -    	Sole
Fidelity Contrafund 		Equities	316071109	 254 	 3,022 		  	Sole  	  -    	Sole
Heartland Value Fund		Equities	422352831	 589 	 13,432 		  Sole  	  -    	Sole
NB Partners Fund Inv Class	Equities	641224787	 269 	 8,701 		  	Sole  	  -    	Sole
PIMCO Total Return Fund		Fixed Income	693390726	 343 	 30,537 		  Sole  	  -    	Sole
Vanguard GNMA 			Equities	922031307	 201 	 18,551 		  Sole  	  -    	Sole
Vanguard International Growth 	Equities	921910204	 470 	 23,688 		  Sole  	  -    	Sole
Vanguard PrimeCap Fund		Fixed Income	921936100	 433 	 5,454 		  	Sole  	  -    	Sole
Vanguard Target Retirement 202	Equities	92202e805	 327 	 13,029 		  Sole  	  -    	Sole
Vanguard Wellington Fund	Equities	921935102	 565 	 15,703 		  Sole  	  -    	Sole
Vanguard Windsor Fund		Equities	922018403	 314 	 5,519 		  	Sole  	  -    	Sole
Baron Asset Fund		Equities	068278100	 650 	 11,649 		  Sole  	  -    	Sole
Longleaf Partners Fund		Equities	543069405	 517 	 17,545 		  Sole  	  -    	Sole
Olstein All Cap Value Fund	Equities	681383204	 445 	 25,077 		  Sole  	  -    	Sole
Schwab S&P 500 Index Fund	Equities	808509855	 716 	 29,158 		  Sole  	  -    	Sole
Third Avenue Value Fund		Equities	884116104	 1,228 	 23,312 		  Sole  	  -    	Sole
Vanguard Windsor II Fund	Equities	922018205	 419 	 12,913 		  Sole  	  -    	Sole
Weitz Value Portfolio		Equities	94904p203	 1,109 	 28,722 		  Sole  	  -    	Sole
Dupree TN Tax Free Short to Me	Fixed Income	266155605	 682 	 62,069 		  Sole  	  -    	Sole
AIG				Equities	026874156	 286 	 18,800 		  Sole  	  -    	Sole